Events since the balance sheet date	12 Months Ended
Dec. 31, 2024
Event After Reporting Period [Abstract]
Events since the balance sheet date	Note 43: Events since the balance sheet date
Share buyback
The Board has announced its intention to implement an ordinary share buyback of up to £1.7 billion. This represents the return to shareholders of capital, surplus to that required to provide capacity to grow the business, meet current and future regulatory requirements and cover uncertainties. The share buyback programme will commence as soon as is practicable and is expected to be completed, subject to continued authority from the PRA, by 31 December 2025.